Document and Entity Information	12 Months Ended
Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	THERMOGENESIS CORP
Entity Central Index Key	0000811212
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Document Type	S-4/A
Amendment Flag	false
Document Period End Date	Jun. 30, 2013